Statements of Net (Income) Loss and Comprehensive (Income) Loss - CAD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Expenses
Exploration and evaluation	$ 298,870	$ 6,567,364
Administration	579,390	426,967
Legal, accounting and audit	101,524	34,225
Office and administration	(104,529)	(145,967)
Rent	2,806	(14,149)
Shareholder communication	202,382	115,988
Travel and accommodation	136,508	118,267
Trust and regulatory	31,641	26,669
Equity-settled share-based compensation	61,567	62,265
Cost recoveries	2,698,546	6,262,208
Total (Recoveries) Expenses	(1,758,719)	794,388
Other items
Accretion expense - office lease	3,152	730
Amortization of right-of-use asset	7,114	5,044
Finance income	(17,509)	(11,203)
Foreign exchange loss	812	261
Interest expense - director's loans	24,932	24,932
Other fee income	(85,502)	(447,541)
Transaction cost - director's loans	0	12,418
Net (Income) loss	(1,825,720)	379,029
Other comprehensive (Income) loss
Change in value of marketable securities	5	13,131
Total other comprehensive (Income) loss	$ (1,825,715)	$ 392,160
Basic and diluted loss (income) per share	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding	225,517,254	224,295,862